Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
In this section, we are including the required disclosure for pay versus performance as defined by the Securities and Exchange Commission for our principal executive officer(s) (PEO(s)) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.

Pay Versus Performance
Year 1	Summary Compensation Table Total for John Stankey CEO	Summary Compensation Table Total for Randall Stephenson CEO	Comp Actually Paid to John Stankey CEO 2	Comp Actually Paid to Randall Stephenson CEO 2	Average Summary Compensation Table Total for Non-CEO NEOs	Average Comp Actually Paid to Non-CEO NEOs 2	Value of Initial Fixed $100 Investment Based On: 3		Net Income (Loss) $M	Standalone AT&T Adjusted Operating Income $M 4
							AT&T TSR	S&P 500 CSI

2022	$22,915,526	0	$22,639,051	0	$11,526,718	$11,778,472	$76	$90	($7,055)	$22,983

2021	$24,820,879	0	$20,049,462	0	$10,436,274	$8,389,994	$72	$150	$21,479	$22,235

2020	$21,020,917	$29,154,628	$18,284,324	$10,301,382	$23,872,620	$20,383,326	$79	$124	($3,821)	$22,463
Note 1.
John Stankey succeeded Randall Stephenson as CEO on July 1, 2020. The remaining NEOs for each year are presented as follows:

•	2022: Pascal Desroches, Lori Lee, David McAtee, and Jeff McElfresh

•	2021: Pascal Desroches, Lori Lee, David McAtee, Jeff McElfresh, John Stephens, and Randall Stephenson

•	2020: John Stephens, Jason Kilar, David McAtee, and Jeff McElfresh
Note 2.
Compensation Actually Paid (CAP) is the Summary Compensation Table (SCT) total value for the period shown with adjustments for equity awards and pension. CAP reflects equity awards based on the mark-to-market
valuation under Accounting Standards Codification Topic 718:
Compensation – Stock Compensation
for each period in the above table. Pension values for CAP reflect the pension service cost as used in the financial statements for each period shown in the above table.
Note 3.
The company must calculate TSR with a base investment of $100 in a manner consistent with the SEC stock performance graph disclosure requirements over the cumulative period covered in the disclosure (i.e., for 2020 the table represents the TSR over 2020, the TSR for 2021 represents the cumulative TSR over 2020 and 2021, etc.). T he peer group used for comparison is the S&P 500 Communication Services Index (CSI).
Note 4.
Standalone AT&T results reflect the historical operating results of the company presented as continuing operations, and exclude U.S. Video and other dispositions included in Corporate and Other that did not meet the criteria for discontinued operations. Standalone AT&T results are presented to provide 2020 and 2021 full-year results that are comparable to 2022 continuing operations financial data. Standalone AT&T Adjusted Operating Income differs from Adjusted Operating Income presented in our quarterly earnings material, and is calculated by adjusting AT&T’s Operating Income (Loss) from Continuin
g Opera
tions for the following items: (1) transaction, impairment and depreciation and amortization costs associated with merger, acquisition and disposition activity for transactions when enterprise value exceeds $2.0 billion; (2) costs related to changes in accounting principles, changes in tax laws, natural disasters, impairments and abandonments of goodwill, other intangibles and fixed assets and, for 2022 and 2021, gains and losses related to asset dispositions and mark-to-market
activity, in each case, in
excess of $500
million;
and (3) in 2022, severance charges in excess of $200 million. Standalone AT&T Adjusted Operating Income also removes the results from U.S. Video operations and other dispositions that did not meet the criteria for discontinued operations, which impacts 2021 and 2020.

Compensation Actually Paid (CAP) calculations are as follows:

CEO SCT Total to CAP Reconciliation
Year	CEO	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards	Deductions from SCT Total for Pension Benefits	Additions to SCT Total for Equity Awards 1	Additions to SCT Total for Pension Service Costs 1,2	CAP

2022	John Stankey	$22,915,526	($13,499,988)	($1,262,050)	$14,483,348	$2,215	$22,639,051

2021	John Stankey	$24,820,879	($13,420,341)	($1,464,778)	$10,175,332	($61,630)	$20,049,462

2020	John Stankey	$21,020,917	($13,499,999)	($1,409,983)	$6,458,391	$5,714,998	$18,284,324

2020	Randall Stephenson	$29,154,628	($20,999,989)	($3,712,667)	$5,850,720	$8,690	$10,301,382
Note 1.
The following table shows each of the amounts added or deducted to arrive at the Additions to SCT Total for both
Equity Awards and Pension Costs:

		Equity					Pension
Year	CEO	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments	Service Cost	Prior Service Cost	Total Service Cost

2022	John Stankey	$14,460,141	($1,970,986)	($94,496)	$2,088,689	$14,483,348	$2,215	$0	$2,215

2021	John Stankey	$10,666,429	($2,891,334)	$46,866	$2,353,371	$10,175,332	($61,630)	$0	($61,630)

2020	John Stankey	$10,272,112	($5,491,861)	($133,820)	$1,811,960	$6,458,391	$153,016	$5,561,982	$5,714,998

2020	Randall Stephenson	$14,925,534	($12,374,055)	($333,055)	$3,632,296	$5,850,720	$9,186	($496)	$8,690
Note 2.
The Supplemental Employee Retirement Plan (SERP) was amended in 2020 to freeze Mr. Stankey’s benefit accruals effective 12/31/2019 and convert it to a cash balance account earning annual interest at 3.7% (as disclosed in prior years’ CD&As). This amendment resulted in a one-time
Prior Service Cost to account for the change in pension liability. For 2020, the total Pension Cost shown above includes the annual Service Cost (for annual benefit accrual) and this additional Prior Service Cost.
Mr. Stankey’s 2021 and 2022 Pension Costs do not include any Prior Service Cost since there were no applicable plan amendments. In 2021, his qualified management pension increased more than the SERP benefit; it is used as an offset to the gross SERP formula, resulting in a net negative Service Cost for all pension benefits. In 2022, the management pension increased by approximately the same amount that the SERP benefit decreased, resulting in a small positive net Service Cost.
Mr. Stephenson’s 2020 Pension Cost does not include any Prior Service Cost since his SERP benefit was frozen effective 12/31/2012 and the amendment was accounted for in 2013. His management pension increased somewhat more than the amount the SERP benefit decreased during 2020, resulting in a modest positive net Service Cost.

OTHER INFORMATION

Average Non-CEO NEO’s SCT Total to CAP Reconciliation
Year	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards	Deductions from SCT Total for Pension Benefits	Additions to SCT Total for Equity Award 1	Additions to SCT Total for Pension Costs 1	CAP

2022	$11,526,718	($7,468,746)	($528,796)	$8,061,729	$187,567	$11,778,472

2021	$10,436,274	($3,979,166)	($785,922)	$2,425,303	$293,505	$8,389,994

2020	$23,872,620	($20,033,746)	($416,313)	$16,309,731	$651,034	$20,383,326
Note 1.
The following table shows each of the
Non-CEO
NEOs’ average amounts added or deducted to arrive at the Additions to SCT Total for both
Equity Awards and Pension Costs:

	Equity					Pension
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments	Service Cost	Prior Service Cost	Total Service Cost

2022	$7,999,956	($915,829)	($36,855)	$1,014,457	$8,061,729	$187,567	$0	$187,567

2021	$3,143,956	($2,211,131)	$35,672	$1,456,806	$2,425,303	$126,293	$167,212	$293,505

2020	$17,924,311	($2,976,400)	($54,002)	$1,415,822	$16,309,731	$175,405	$475,629	$651,034

Company Selected Measure Name	Standalone AT&T Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]
Note 1.
John Stankey succeeded Randall Stephenson as CEO on July 1, 2020. The remaining NEOs for each year are presented as follows:

•	2022: Pascal Desroches, Lori Lee, David McAtee, and Jeff McElfresh

•	2021: Pascal Desroches, Lori Lee, David McAtee, Jeff McElfresh, John Stephens, and Randall Stephenson

•	2020: John Stephens, Jason Kilar, David McAtee, and Jeff McElfresh

Peer Group Issuers, Footnote [Text Block]	T he peer group used for comparison is the S&P 500 Communication Services Index (CSI).
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid (CAP) calculations are as follows:

CEO SCT Total to CAP Reconciliation
Year	CEO	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards	Deductions from SCT Total for Pension Benefits	Additions to SCT Total for Equity Awards 1	Additions to SCT Total for Pension Service Costs 1,2	CAP

2022	John Stankey	$22,915,526	($13,499,988)	($1,262,050)	$14,483,348	$2,215	$22,639,051

2021	John Stankey	$24,820,879	($13,420,341)	($1,464,778)	$10,175,332	($61,630)	$20,049,462

2020	John Stankey	$21,020,917	($13,499,999)	($1,409,983)	$6,458,391	$5,714,998	$18,284,324

2020	Randall Stephenson	$29,154,628	($20,999,989)	($3,712,667)	$5,850,720	$8,690	$10,301,382
Note 1.
The following table shows each of the amounts added or deducted to arrive at the Additions to SCT Total for both
Equity Awards and Pension Costs:

		Equity					Pension
Year	CEO	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments	Service Cost	Prior Service Cost	Total Service Cost

2022	John Stankey	$14,460,141	($1,970,986)	($94,496)	$2,088,689	$14,483,348	$2,215	$0	$2,215

2021	John Stankey	$10,666,429	($2,891,334)	$46,866	$2,353,371	$10,175,332	($61,630)	$0	($61,630)

2020	John Stankey	$10,272,112	($5,491,861)	($133,820)	$1,811,960	$6,458,391	$153,016	$5,561,982	$5,714,998

2020	Randall Stephenson	$14,925,534	($12,374,055)	($333,055)	$3,632,296	$5,850,720	$9,186	($496)	$8,690
Note 2.
The Supplemental Employee Retirement Plan (SERP) was amended in 2020 to freeze Mr. Stankey’s benefit accruals effective 12/31/2019 and convert it to a cash balance account earning annual interest at 3.7% (as disclosed in prior years’ CD&As). This amendment resulted in a one-time
Prior Service Cost to account for the change in pension liability. For 2020, the total Pension Cost shown above includes the annual Service Cost (for annual benefit accrual) and this additional Prior Service Cost.
Mr. Stankey’s 2021 and 2022 Pension Costs do not include any Prior Service Cost since there were no applicable plan amendments. In 2021, his qualified management pension increased more than the SERP benefit; it is used as an offset to the gross SERP formula, resulting in a net negative Service Cost for all pension benefits. In 2022, the management pension increased by approximately the same amount that the SERP benefit decreased, resulting in a small positive net Service Cost.
Mr. Stephenson’s 2020 Pension Cost does not include any Prior Service Cost since his SERP benefit was frozen effective 12/31/2012 and the amendment was accounted for in 2013. His management pension increased somewhat more than the amount the SERP benefit decreased during 2020, resulting in a modest positive net Service Cost.

Non-PEO NEO Average Total Compensation Amount	$ 11,526,718	$ 10,436,274	$ 23,872,620
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,778,472	8,389,994	20,383,326
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-CEO NEO’s SCT Total to CAP Reconciliation
Year	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards	Deductions from SCT Total for Pension Benefits	Additions to SCT Total for Equity Award 1	Additions to SCT Total for Pension Costs 1	CAP

2022	$11,526,718	($7,468,746)	($528,796)	$8,061,729	$187,567	$11,778,472

2021	$10,436,274	($3,979,166)	($785,922)	$2,425,303	$293,505	$8,389,994

2020	$23,872,620	($20,033,746)	($416,313)	$16,309,731	$651,034	$20,383,326
Note 1.
The following table shows each of the
Non-CEO
NEOs’ average amounts added or deducted to arrive at the Additions to SCT Total for both
Equity Awards and Pension Costs:

	Equity					Pension
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments	Service Cost	Prior Service Cost	Total Service Cost

2022	$7,999,956	($915,829)	($36,855)	$1,014,457	$8,061,729	$187,567	$0	$187,567

2021	$3,143,956	($2,211,131)	$35,672	$1,456,806	$2,425,303	$126,293	$167,212	$293,505

2020	$17,924,311	($2,976,400)	($54,002)	$1,415,822	$16,309,731	$175,405	$475,629	$651,034

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures

Long-Term Measures (pages 53-54)	Earnings Per Share
Return on Invested Capital
Total Shareholder Return

Short-Term Measures (pages 45-46)	Free Cash Flow
Adjusted Operating Income

Total Shareholder Return Amount	$ 76	72	79
Peer Group Total Shareholder Return Amount	90	150	124
Net Income (Loss)	$ (7,055,000,000)	$ (21,479,000,000)	$ (3,821,000,000)
Company Selected Measure Amount	22,983	22,235	22,463
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
severance charges [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 200,000,000
goodwill, other intangibles and fixed assets [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	500,000,000
amortization costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,000,000,000
John Stankey [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	22,915,526	$ 24,820,879	$ 21,020,917
PEO Actually Paid Compensation Amount	$ 22,639,051	20,049,462	18,284,324
PEO Name	John Stankey
John Stankey [Member] | Additions to SCT Total for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 14,483,348	10,175,332	6,458,391
John Stankey [Member] | Additions to SCT Total for Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,215	(61,630)	5,714,998
John Stankey [Member] | Year end Fair value Of equity awards granted in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,460,141	10,666,429	10,272,112
John Stankey [Member] | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,970,986)	(2,891,334)	(5,491,861)
John Stankey [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(94,496)	(46,866)	(133,820)
John Stankey [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,088,689	2,353,371	1,811,960
John Stankey [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,215	(61,630)	153,016
John Stankey [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	5,561,982
Randall Stephenson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	0	0	29,154,628
PEO Actually Paid Compensation Amount	0	0	$ 10,301,382
PEO Name			Randall Stephenson
Randall Stephenson [Member] | Additions to SCT Total for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 5,850,720
Randall Stephenson [Member] | Additions to SCT Total for Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,690
Randall Stephenson [Member] | Year end Fair value Of equity awards granted in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			14,925,534
Randall Stephenson [Member] | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(12,374,055)
Randall Stephenson [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(333,055)
Randall Stephenson [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,632,296
Randall Stephenson [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			9,186
Randall Stephenson [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(496)
PEO [Member] | John Stankey [Member] | Deductions from SCT Total for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,499,988)	(13,420,341)	(13,499,999)
PEO [Member] | John Stankey [Member] | Deductions from SCT Total for Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,262,050)	(1,464,778)	(1,409,983)
PEO [Member] | John Stankey [Member] | Additions to SCT Total for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,483,348	10,175,332	6,458,391
PEO [Member] | John Stankey [Member] | Additions to SCT Total for Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,215	(61,630)	5,714,998
PEO [Member] | Randall Stephenson [Member] | Deductions from SCT Total for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(20,999,989)
PEO [Member] | Randall Stephenson [Member] | Deductions from SCT Total for Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,712,667)
PEO [Member] | Randall Stephenson [Member] | Additions to SCT Total for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,850,720
PEO [Member] | Randall Stephenson [Member] | Additions to SCT Total for Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,690
Non-PEO NEO [Member] | Deductions from SCT Total for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,468,746)	(3,979,166)	(20,033,746)
Non-PEO NEO [Member] | Deductions from SCT Total for Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(528,796)	(785,922)	(416,313)
Non-PEO NEO [Member] | Additions to SCT Total for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,061,729	2,425,303	16,309,731
Non-PEO NEO [Member] | Additions to SCT Total for Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	187,567	293,505	651,034
Non-PEO NEO [Member] | Year end Fair value Of equity awards granted in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,999,956	3,143,956	17,924,311
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(915,829)	(2,211,131)	(2,976,400)
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(36,855)	35,672	(54,002)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,014,457	1,456,806	1,415,822
Non-PEO NEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	187,567	126,293	175,405
Non-PEO NEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 167,212	$ 475,629